ACCOUNTING POLICIES (Details Narrative) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021		Aug. 01, 2023	Mar. 31, 2020	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Accumulated deficit		$ 125,697,719	$ 112,426,034						$ 109,000,000
Net loss		13,271,685	5,431,045	[1]	$ 3,353,507	[1]
Net cash used in operating activities		7,695,242	5,468,065		1,600,198
Cash		$ 4,045,381	$ 2,700,724		$ 6,889,329			$ 235,485
Non-adjusting event [member]
IfrsStatementLineItems [Line Items]
Cash							$ 1,000,000
Rate of cash burn/spend	$ 7,800,000

[1]	Refer to Note 2A and 18A